Employee Post-retirement Benefits - Pre-Tax Components of AOCI (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Defined Benefit Plan, Change In Accumulated Other Comprehensive Income [Roll Forward]
Opening AOCI	$ 0
Separation-related adjustment	3
Net gain	3
Total recognized in AOCI at year-end	$ 6